RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of principal related parties with which the Group had transactions
Name of related parties	Relationship with the Group
Tianjin SAMC	Non-controlling shareholder of Vimicro Tianjin
Ningbo Sunny Opotech Co., Ltd	Non-controlling shareholder of Visiondigi
Vimicro Wuxi	Owned by certain executives of the Company
VMF Consulting Company	Owned by certain executives of the Company
Vimicro Qingdao	18% equity investee of the Company
Zhongtianxin	51% equity investee of the Company
Visiondigi	12.03% equity investee of the Company
Vimicro Tianshi	Owned by certain executives of the Company

Summary of related party transactions
	Years Ended December 31
	2012	2013	2014
Revenues
Vimicro Qingdao	333	-	-
Zhongtianxin	-	21,308	55,962
Tianjin SAMC	523	828	277
Cost of revenues
Zhongtianxin	-	3,721	1,416

Schedule of related party balances
	As of December 31
	2013	2014
Amounts due from related parties:
Vimicro Tianshi	5,000	-
Vimicro Qingdao	77	45
VMF Consulting Company	450	449
Vimicro Wuxi	33	22
Tianjin SAMC	885	231
Zhongtianxin	19,375	100,938
Total	25,820	101,686
Amounts due to related parties:
Vimicro Wuxi	204	1
Zhongtianxin	6,836	6,611
Total	7,040	6,612